Sterling Capital Equity Income Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98.4%
Aerospace & Defense — 1.9%
185,000
L3Harris Technologies, Inc. ...........
$ 34,968,700
Air Freight & Logistics — 3.7%
404,000
United Parcel Service, Inc., Class B .....
68,033,600
Banks — 2.2%
663,000
Citigroup, Inc.(a) ..................
40,880,580
Beverages — 5.3%
680,000
Coca-Cola Co. (The) ...............
37,291,200
403,434
PepsiCo, Inc. .....................
59,829,262
97,120,462
Biotechnology — 3.3%
569,000
AbbVie, Inc. .....................
60,968,350
Capital Markets — 6.8%
195,000
Goldman Sachs Group, Inc. (The) ......
51,423,450
241,305
Nasdaq, Inc. .....................
32,030,826
438,000
Northern Trust Corp. ...............
40,795,320
124,249,596
Communications Equipment — 2.9%
710,000
Cisco Systems, Inc. ................
31,772,500
125,000
Motorola Solutions, Inc. .............
21,257,500
53,030,000
Consumer Finance — 4.5%
904,035
Discover Financial Services ..........
81,842,289
Diversified Telecommunication Services — 3.2%
996,000
Verizon Communications, Inc. .........
58,515,000
Electronic Equipment, Instruments &
Components — 3.1%
1,552,000
Corning, Inc. .....................
55,872,000
Equity Real Estate Investment Trusts (REITS)
— 1.8%
203,333
Crown Castle International Corp. .......
32,368,580
Food Products — 2.5%
700,000
Tyson Foods, Inc., Class A ...........
45,108,000
Health Care Equipment & Supplies — 7.1%
641,500
Abbott Laboratories ................
70,237,835
515,000
Medtronic PLC ...................
60,327,100
130,564,935
Health Care Providers & Services — 8.4%
219,000
Anthem, Inc. .....................
70,318,710
865,000
CVS Health Corp. .................
59,079,500
290,000
Encompass Health Corp.(a) ...........
23,980,100
153,378,310
Hotels, Restaurants & Leisure — 5.0%
900,000
Restaurant Brands International, Inc. ....
54,999,000
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — (continued)
345,000
Starbucks Corp. ...................
$ 36,908,100
91,907,100
Industrial Conglomerates — 3.5%
298,000
Honeywell International, Inc. .........
63,384,600
Insurance — 4.1%
482,000
Chubb, Ltd. ......................
74,189,440
IT Services — 6.1%
289,700
Accenture PLC, Class A .............
75,672,537
502,000
Amdocs, Ltd. .....................
35,606,860
111,279,397
Oil, Gas & Consumable Fuels — 2.9%
639,000
EOG Resources, Inc.(a) .............
31,866,930
301,000
Phillips 66 .......................
21,051,940
52,918,870
Pharmaceuticals — 6.7%
393,000
Johnson & Johnson ................
61,850,340
736,000
Merck & Co., Inc. .................
60,204,800
122,055,140
Semiconductors & Semiconductor Equipment
— 4.2%
519,567
Analog Devices, Inc. ...............
76,755,633
Software — 4.2%
346,000
Microsoft Corp. ...................
76,957,320
Specialty Retail — 5.0%
507,000
Dick's Sporting Goods, Inc. ...........
28,498,470
238,615
Home Depot, Inc. (The) .............
63,380,916
91,879,386
Total Common Stocks
(Cost $1,186,672,402) ............. 1,798,227,288
MONEY MARKET FUND — 1.6%
29,619,419
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(b) .......
29,619,419
Total Money Market Fund
(Cost $29,619,419) ............... 29,619,419
Total Investments Before Options Written — 100.0% $ 1,827,846,707
 (Cost $1,216,291,821)
Options Written — 0.0%
(311,000)
 (Premiums Received $(554,498))
Total Investments — 100.0%
(Cost $1,215,737,323) .......................... 1,827,535,707
Net Other Assets (Liabilities) — 0.0% ............... 801,985
NET ASSETS — 100.0% .......................
$ 1,828,337,692
(a) All or a portion of security was held as collateral for written call options.
(b) Represents the current yield as of report date.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
As of December 31, 2020, exchange traded options written outstanding were as follows:
Description Call/Put
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Value
EXCHANGE TRADED OPTIONS WRITTEN
Citigroup, Inc. Call 1000 $ 6,166,000 $ 70.00 03/19/2021 $ (126,000)
Encompass Health Corp. Call 1000 8,269,000 100.00 04/16/2021 (65,000)
EOG Resources, Inc. Call 1000 4,987,000 65.00 04/16/2021 (120,000)
Total Exchange Traded Options Written (Premiums $554,498)
$(311,000)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Equity Income Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Equity Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Equity Income Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Options Contracts —
The Fund writes (sells) “covered” call options on securities and purchase options on securities to close out options previously written by them.
In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Fund executes transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Fund’s maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract
(as the writer).
The Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Equity Income Fund .................. $ 1,827,846,707 (a) $ — $ — $ 1,827,846,707
Liability:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Equity Income Fund (b) ................ 246,000 65,000 — 311,000
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.
(b) Other financial instruments are written options shown at value.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Equity Income Fund — (continued)
December 31, 2020 (Unaudited)
or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.